MARKETABLE SECURITIES (Details) - Schedule of classified marketable securities - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Marketable Securities [Line Items]
Cost	$ 1,500,147	$ 1,594,569
Gross Unrealized Gains	800,294	1,166,500
Gross Unrealized Losses
Fair Value	2,300,441	2,761,069
Mutual funds [Member]
Marketable Securities [Line Items]
Cost	595,166	528,976
Gross Unrealized Gains	301,007	269,400
Gross Unrealized Losses
Fair Value	896,173	798,376
Corporate equity securities [Member]
Marketable Securities [Line Items]
Cost	904,981	1,065,593
Gross Unrealized Gains	499,287	897,100
Gross Unrealized Losses
Fair Value	$ 1,404,268	$ 1,962,693